SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Share Capital and Reserves
Number of options outstanding, beginning | shares	6,480,000	5,480,000
Weighted average exercise price outstanding, beginning	$ 0.100	$ 0.090
Number of options granted	6,930,000	1,000,000
Weighted average exercise price Granted	$ 0.107	$ 0.110
Number of options outstanding, ending | shares	13,410,000	6,480,000
Weighted average exercise price outstanding, ending	$ 0.102	$ 0.100